Note 15 - Lease Liabilities and Other Loans - Lease Amounts Included in Financial Statements (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Right-of-use assets		$ 5,241	$ 7,309
Non-current		1,925	3,094
Current		3,449	4,706
Total lease liabilities		5,374	7,800
Interest expense (included in finance expense)		266	397
Expense relating to short-term leases (included in other operating expenses)		2,104	3,201
Foreign exchange loss		(277)	(140)
Total lease-related expenses		7,400	8,489
Office properties [member]
Statement Line Items [Line Items]
Right-of-use assets	[1]	4,171	4,974
Depreciation expense of right-of-use assets		2,407	2,221
Equipment [member]
Statement Line Items [Line Items]
Right-of-use assets		1,070	2,335
Depreciation expense of right-of-use assets		$ 2,347	$ 2,529

[1]	Additions to and remeasurements of the right-of-use assets during the 2020 financial year were US$1.1 million.